UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                 FORM 13F

                          FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 1999

CHECK HERE IF AMENDMENT [X];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  [ ] IS A RESTATEMENT.
                                   [X] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:       J. P. MORGAN INVESTMENT MANAGEMENT
ADDRESS:    522 FIFTH AVENUE
            NEW YORK, NY  10036

13F FILE NUMBER:  28-1482

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:        ANTHONY DELLA PIETRA JR
TITLE:       MANAGING DIRECTOR
PHONE:       (212) 837-2450
SIGNATURE, PLACE, AND DATE OF SIGNING

    ANTHONY DELLA PIETRA JR    NEW YORK, NY     JUNE 30, 1999

REPORT TYPE (CHECK ONLY ONE.):

[ ]       13F HOLDINGS REPORT.

[X]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:         0

FORM 13F INFORMATION TABLE ENTRY TOTAL:    0

FORM 13F INFORMATION TABLE VALUE TOTAL:    0

LIST OF OTHER INCLUDED MANAGERS:

  NO.     13F FILE NUMBER       NAME

                                                          FORM 13F INFORMATION TABLE
                                                   VALUE    SHARES/  SH/  PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER     TITLE OF CLASS    CUSIP (X$1000)  PRN AMT  PRN  CALL DSCRETN   MANAGERS    SOLE   SHARED   NONE